Exhibit 99.1

AmeriCredit Automobile Receivables Trust 2020-1

Automobile Receivables Backed Notes

Sample Automobile Loan Contract Agreed-Upon Procedures

Report To:

AmeriCredit Financial Services, Inc.

AFS SenSub Corp.

20 February 2020

Ernst & Young LLP 5 Times Square New York, NY 10036-6530	Tel: +1 212 773 3000 Fax: +1 212 773 6350 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

AmeriCredit Financial Services, Inc.

AFS SenSub Corp.

801 Cherry Street, Suite 3500

Fort Worth, Texas 76102

Re:	AmeriCredit Automobile Receivables Trust 2020-1 (the “Issuing Entity”)

Automobile Receivables Backed Notes (the “Notes”)

Sample Automobile Loan Contract Agreed-Upon Procedures

We have performed the procedures enumerated in Attachment A, which were agreed to by AmeriCredit Financial Services, Inc. (the “Sponsor”), AFS SenSub Corp. (the “Depositor”), Citigroup Global Markets Inc. (“Citi”), SG Americas Securities, LLC (“SG Americas”), RBC Capital Markets, LLC (“RBC”) and Wells Fargo Securities, LLC (“Wells Fargo,” together with the Sponsor, Depositor, Citi, SG Americas and RBC, the “Specified Parties”), solely to assist the Specified Parties in evaluating certain information relating to a pool of sub-prime automobile loan contracts secured by new and used automobiles, light duty trucks and vans (the “Automobile Loan Contracts”) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Sponsor, on behalf of the Depositor, provided us with:

a.	Electronic data files:
i.

Labeled “AMCAR 2020-1 EY AUDIT TAPE.xlsx” and the corresponding record layout and decode information, as applicable (the “Base Data File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the Automobile Loan Contracts as of 3 February 2020 (the “Cutoff Date”) and

ii.

Labeled “AMCAR 2020-1 EY Sample (INTERNAL).xlsx” and the corresponding record layout and decode information, as applicable (the “Identification Sample Data File,” together with the Base Data File, the “Provided Data Files”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the:

(a)	Loan account number,
(b)	Application number and
(c)	Vehicle identification number

for each Sample Automobile Loan Contract (as defined in Attachment A),

b.

A schedule and the corresponding record layout and decode information, as applicable (the “Application Status Decode Schedule”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the decision code descriptions corresponding to each Sample Automobile Loan Contract,

c.

A schedule and the corresponding record layout and decode information, as applicable (the “Security Interest Mapping File”), that the Sponsor, on behalf of the Depositor, indicated contains information relating to the lien holder or owner corresponding to each Sample Automobile Loan Contract,

d.	Imaged copies of:
i.	The motor vehicle retail installment contract, amendment or other related documents (collectively and as applicable, the “Contract”),
ii.

The certificate of title, application for title or guaranty of title, notice of lien, notice of security interest filing, vehicle ownership registration form, direct lien filing, electronic verification of title, title lien statement, notice of lien application, lien entry form or other related documents (collectively and as applicable, the “Title”),

iii.	The odometer disclosure statement, as applicable (the “Odometer Disclosure Statement”),
iv.	Certain printed screen shots and payment histories from the Sponsor’s servicing systems (the “Servicing System Screen Shots”),
v.

Certain printed screen shots and account summary information from the Sponsor’s loan origination systems (the “Origination System Screen Shots,” together with the Servicing System Screen Shots, the “System Screen Shots”),

vi.	The borrower credit application or application for financing (collectively and as applicable, the “Credit Application”) and
vii.

The agreement to provide insurance, binder of insurance, confirmation of accidental physical damage insurance, supplemental provisions, notice of requirement to provide insurance, insurance verification form, insurance coverage acknowledgement, agreement to furnish insurance policy, property insurance disclosure or other related documents (collectively and as applicable, the “Agreement to Provide Insurance,” together with the Contract, Title, Odometer Disclosure Statement, System Screen Shots and Credit Application, the “Source Documents”)

that the Sponsor, on behalf of the Depositor, indicated relate to each Sample Automobile Loan Contract,

e.	The list of relevant characteristics (the “Sample Characteristics”) on the Data File (as defined in Attachment A), which is shown on Exhibit 1 to Attachment A, and
f.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing, observing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Provided Data Files, Application Status Decode Schedule, Security Interest Mapping File, Source Documents, Sample Characteristics and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Provided Data Files, Application Status Decode Schedule, Security Interest Mapping File, Source Documents or any other information provided to us by the Sponsor, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to (a) the existence of the Automobile Loan Contracts, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Sponsor, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Automobile Loan Contracts conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Automobile Loan Contracts,
iii.	Whether the originator(s) of the Automobile Loan Contracts complied with federal, state or local laws or regulations or
iv.

Any other factor or characteristic of the Automobile Loan Contracts that would be material to the likelihood that the issuer of the Notes will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

20 February 2020

Attachment A Page 1 of 3

Procedures performed and our associated findings

1.

As instructed by the Sponsor, on behalf of the Depositor, we randomly selected a sample of 185 Automobile Loan Contracts from the Base Data File (the “Sample Automobile Loan Contracts”). For the purpose of this procedure, the Sponsor, on behalf of the Depositor, did not inform us as to the basis for how they determined the number of Sample Automobile Loan Contracts or the methodology they instructed us to use to select the Sample Automobile Loan Contracts from the Base Data File.

For the purpose of the procedures described in this report, the 185 Sample Automobile Loan Contracts are referred to as Sample Automobile Loan Contract Numbers 1 through 185.

2.

As instructed by the Sponsor, on behalf of the Depositor, we appended the information for each Sample Automobile Loan Contract on the Base Data File with the corresponding loan account number, application number and vehicle identification number, all as shown on the Identification Sample Data File. The Base Data File, as adjusted, is hereinafter referred to as the “Data File.”

3.	For each Sample Automobile Loan Contract, we:

a.

Compared the Sample Characteristics listed on Exhibit 1 to Attachment A, as shown on the Data File, to the corresponding information located on, or to the corresponding information we recalculated using information located on, the Source Documents, subject to the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes to Exhibit 1 to Attachment A. The Source Document(s) that we were instructed by the Sponsor, on behalf of the Depositor, to use for each Sample Characteristic are shown on Exhibit 1 to Attachment A. Except for the information shown on Exhibit 2 to Attachment A, all such compared information was in agreement.

b.	Observed that the buyer and dealer are located in the United States or United States territories, as shown on the Contract.

c.

Observed that the decision code, as shown on the Origination System Screen Shots, corresponded to a description of approved, conditionally approved or auto-approved, in accordance with the Application Status Decode Schedule.

d.	Observed the existence of a Title.

Attachment A Page 2 of 3

3. (continued)

e.

Observed that “General Motors Financial Company, Inc.” or the Sponsor was the named lien holder or owner, as shown on the Title, or that the lien holder has assigned the vehicle corresponding to such Sample Automobile Loan Contract to “General Motors Financial Company, Inc.” or the Sponsor, as shown on the Title, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to:

(i)	Ignore differences due to abbreviation, truncation or spelling errors and
(ii)	Note agreement in accordance with the decode information shown on the Security Interest Mapping File, as applicable.

f.	Observed the existence of a Credit Application.

g.	Observed that the Origination System Screen Shots contained a credit bureau report summary (except for Sample Automobile Loan Contract Number 2).

The Sponsor, on behalf of the Depositor, was unable to provide Origination System Screen Shots containing a credit bureau report summary for Sample Automobile Loan Contract Number 2.

h.

Observed that the Contract contained a truth-in-lending disclosure statement, subject to the additional instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the succeeding paragraph(s).

For the purpose of this procedure, the Sponsor, on behalf of the Depositor, instructed us to observe that the Contract contained annual percentage rate, finance charge, amount financed, total of payments and total sale price information if the Contract did not contain a specified truth-in-lending section header.

i.	Observed the existence of an Agreement to Provide Insurance or observed that the Contract contained a section titled “Insurance you must have on the vehicle.”

j.

Observed that the Contract contained two buyer names or information in the co-buyer section for each Sample Automobile Loan Contract with a co-obligor present indicator value of “Y,” as shown on the Data File. We performed no procedures to determine the validity of any information in the co-buyer section of the Contract.

Attachment A Page 3 of 3

3. (continued)

k.	Observed the following information, as applicable, on the Servicing System Screen Shots:
(i)	There were no payment extensions noted in the account activity log if the number of deferred payments value was “0,” as shown on the Data File, or
(ii)

If there were payment extensions noted in the account activity log and the number of deferred payments value was greater than “0,” as shown on the Data File, the months extended value, as shown on the Servicing System Screen Shots, was equal to the number of deferred payments value, as shown on the Data File.

l.	Observed on the Servicing System Screen Shots that bankruptcy was not noted in the account activity log if the bankruptcy indicator (yes/no) value was “N,” as shown on the Data File.

m.	Observed the following information, as applicable, on the Servicing System Screen Shots:
(i)	Repossession was not noted in the account activity log if the repossession indicator (yes/no) value was “N,” as shown on the Data File, or
(ii)	If repossession was noted in the account activity log and the repossession indicator (yes/no) value was “N,” as shown on the Data File, the:
(1)	Account was reinstated or changed to active,
(2)	Date of reinstatement was later than the date of repossession and
(3)	Date of reinstatement was prior to the Cutoff Date,

all as noted in the account activity log.

Exhibit 1 to Attachment A

Sample Characteristics and Source Documents

Sample Characteristic	Source Document(s)	Note(s)

Loan account number	Contract and Servicing System Screen Shots	i.

Application number	Origination System Screen Shots	i.

Vehicle identification number	Contract and Title

Origination date	Contract	ii.

Original monthly P&I payment	Contract	iii.

Original amount financed	Contract

Original first payment date	Contract	iii.

Original term to maturity	Contract	iii.

Grace period	Contract and recalculation	iii., iv.

Current APR	Contract	v.

Model type (new/used)	Contract or Odometer Disclosure Statement	vi.

Model year	Contract

Vehicle make	Contract	vii.

Original APR	Contract	v.

Original loan-to-value ratio	Origination System Screen Shots	viii.

Vehicle value (as of origination)	Origination System Screen Shots	ix.

Payment to income ratio	Origination System Screen Shots	viii.

Current maturity date	Servicing System Screen Shots	x.

State/U.S. territory (current)	Servicing System Screen Shots

Next payment date	Servicing System Screen Shots	x.

Number of times delinquent – 31 days	Servicing System Screen Shots	x.

Number of times delinquent – 61 days	Servicing System Screen Shots	x.

Number of times delinquent – 91 days	Servicing System Screen Shots	x.

Custom score	Origination System Screen Shots	xi.

Obligor credit score	Origination System Screen Shots	xii.

FICO score	Origination System Screen Shots

Remaining term to maturity	Servicing System Screen Shots and recalculation	x., xiii.

Exhibit 1 to Attachment A

Notes:

i.	For identification purposes only.

ii.

For the purpose of comparing the origination date Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the origination date next to the borrower’s signature, as shown on the Contract.

iii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore any deferred down payments payable to seller, as shown on the Contract.

iv.

For the purpose of comparing the grace period Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the grace period as the difference in months between the:

a.	Origination date and
b.	Original first payment date,

both as shown on the Contract (and in accordance with any other applicable note(s)).

v.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the annual percentage rate, as shown on the Contract.

vi.

For the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, indicated that a model type (new/used) value of “N,” as shown on the Data File, corresponds to a model type (new/used) value of “demonstrator” or ”demo,” as applicable, as shown on the Contract.

Additionally, for the purpose of comparing the model type (new/used) Sample Characteristic for each Sample Automobile Loan Contract with a model type (new/used), as shown on the Data File, that is different than the model type (new/used), as shown on the Contract (subject to the instruction(s) provided by the Sponsor, on behalf of the Depositor, described in the preceding paragraph(s) of this note), the Sponsor, on behalf of the Depositor, instructed us to note agreement with a model type (new/used):

a.	Value of “N,” as shown on the Data File, if the corresponding odometer reading, as shown on the Contract or Odometer Disclosure Statement, is less than 5,000 miles and
b.	Value of “U,” as shown on the Data File, if the corresponding odometer reading, as shown on the Contract or Odometer Disclosure Statement, is greater than or equal to 5,000 miles.

We performed no procedures to reconcile any differences that may exist relating to the information contained on the Contract and Odometer Disclosure Statement with regard to the odometer reading.

Exhibit 1 to Attachment A

Notes: (continued)

vii.

For the purpose of comparing the vehicle make Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences due to abbreviation, truncation or spelling errors.

viii.

For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore absolute differences of 0.01% or less.

ix.

For the purpose of comparing the vehicle value (as of origination) Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to ignore differences of +/- $1.00 or less.

x.

The Sponsor, on behalf of the Depositor, indicated that certain of the Servicing System Screen Shots contained account activity which occurred after the Cutoff Date. For the purpose of comparing the indicated Sample Characteristics for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to only consider account activity which occurred on or prior to the Cutoff Date.

xi.

For the purpose of comparing the custom score Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to use the second custom score, as shown on the Origination System Screen Shots.

xii.

For the purpose of comparing the obligor credit score Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to note agreement if the obligor credit score value, as shown on the Origination System Screen Shots, was “I” and the obligor credit score value, as shown on the Data File was “<blank>.”

xiii.

For the purpose of comparing the remaining term to maturity Sample Characteristic for each Sample Automobile Loan Contract, the Sponsor, on behalf of the Depositor, instructed us to recalculate the remaining term to maturity by:

a.

Calculating the number of days between the next payment date and current maturity date, both as shown on the Servicing System Screen Shots (and in accordance with any other applicable note(s)), assuming a 360-day year,

b.	Dividing the result of a. above by 30,
c.	Adding 1 to the result of b. above and
d.	Rounding the result of c. above to the nearest integer.

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Sponsor, on behalf of the Depositor, described in the notes above.

Exhibit 2 to Attachment A

Sample Characteristic Differences

Sample Automobile Loan Contract Number	Sample Characteristic	Data File Value	Source Document Value

1	Original loan-to-value ratio	1.107985	<unable to determine>
	Payment to income ratio	0.0498	6.68%

2	Payment to income ratio	0.0893	8.9%

3	Payment to income ratio	0.1037	12.12%